Note 21 - Parent Company Financial Information (Detail) - Condensed Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Parent Company [Member]	Dec. 31, 2011 Parent Company [Member]
Operating Activities
Net income (loss)	$ 3,518,000	$ (16,480,000)	$ 3,518,000	$ (16,480,000)
Adjustments to reconcile net income (loss) to net cash used by operating activities
Equity in undistributed net (income) losses of subsidiaries			(4,161,000)	15,013,000
Depreciation	864,000	948,000	16,000	19,000
Decrease in deferred taxes		4,570,000		1,130,000
Increase in other assets	584,000	2,731,000	(5,000)	(1,000)
Increase in other liabilities	423,000	(1,446,000)	372,000	186,000
Net cash used by operating activities	3,949,000	2,293,000	(260,000)	(133,000)
Investing activities
Capital contributions to subsidiaries				(221,000)
Purchase of property and equipment	(1,615,000)	(994,000)		(7,000)
Net cash used by investing activities	(6,640,000)	30,127,000		(228,000)
Financing activities
Net proceeds from issuance of stock			54,000	124,000
Net cash provided by financing activities	6,638,000	(34,445,000)	54,000	124,000
Net change in cash	3,947,000	(2,025,000)	(206,000)	(237,000)
Cash,	18,037,000		2,101,000
Cash,		$ 18,037,000	$ 1,895,000	$ 2,101,000